SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-09160

                     AllianceBernstein High Yield Fund, Inc.
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                      Date of fiscal year end: September 30

             Date of reporting period: July 1, 2003 - June 30, 2004

Item 1.  Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09160
Reporting Period: 07/01/2003 - 06/30/2004
AllianceBernstein High Yield Fund, Inc.









=================== ALLIANCEBERNSTEIN HIGH YIELD FUND, INC. ====================


PACIFIC AEROSPACE & ELECTRONICS, INC.

Ticker:       PFAE           Security ID:  693758401
Meeting Date: MAR 19, 2004   Meeting Type: Special
Record Date:  JAN 20, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Reverse Stock Split               For       For        Management
2     Reduce Authorized Common Stock            For       For        Management
3.1   Elect  Director Richard W. Detweiler      For       For        Management
3.2   Elect  Director Matthew C. Kaufman        For       For        Management
3.3   Elect  Director Philip Raygorodetsky      For       For        Management
3.4   Elect  Director Gene Sharratt             For       For        Management
3.5   Elect  Director Donald A. Wright          For       For        Management
4     Ratify Auditors                           For       For        Management

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein High Yield
                                          Fund, Inc.



                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 26, 2004


*By: /s/ Mark R. Manley
     ------------------
         Mark R. Manley
         Secretary